UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                              WASHINGTON, D.C. 20549

                                   FORM N-PX

    ANNUAL REPORT OF PROXY VOTING RECORD OF REGISTERED MANAGEMENT INVESTMENT
                                     COMPANY

 INVESTMENT COMPANY ACT FILE NUMBER:     811-10067

 NAME OF REGISTRANT:                     Eaton Vance Variable Trust



 ADDRESS OF PRINCIPAL EXECUTIVE OFFICES: Two International Place
                                         Boston, MA 02110

 NAME AND ADDRESS OF AGENT FOR SERVICE:  Maureen A. Gemma, Esq.
                                         Two International Place
                                         Boston, MA 02110

 REGISTRANT'S TELEPHONE NUMBER:          617-482-8260

 DATE OF FISCAL YEAR END:                12/31

 DATE OF REPORTING PERIOD:               07/01/2019 - 06/30/2020


ANNUAL REPORT OF PROXY VOTING RECORD OF REGISTERED MANAGEMENT INVESTMENT COMPANY
Investment Company Act
file number N/A
Eaton Vance VT Floating-Rate Income Fund, a series of Eaton Vance Variable Trust
(Exact name of registrant as specified in charter)
Two International Place, Boston, Massachusetts, 02110
(Address of principal executive offices)(Zip code)
Maureen A. Gemma, Esq.
Two International Place, Boston, Massachusetts, 02110
(Name and address of agent for service)
Registrant's telephone number, including area code: (617) 482-8260
Date of fiscal year end:  12/31
Date of reporting period:  7/1/19 - 6/30/20

Eaton Vance VT Floating-Rate Income Fund
--------------------------------------------------------------------------------------------------------------------------
 CLEAR CHANNEL OUTDOOR HOLDINGS, INC.                                                        Agenda Number:  935172685
--------------------------------------------------------------------------------------------------------------------------
        Security:  18453H106
    Meeting Type:  Annual
    Meeting Date:  19-May-2020
          Ticker:  CCO
            ISIN:  US18453H1068
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

1.     DIRECTOR
       John Dionne                                               Mgmt          For                            For
       Andrew Hobson                                             Mgmt          For                            For
       Joe Marchese                                              Mgmt          For                            For

2.     Approval of the advisory (non-binding)                    Mgmt          For                            For
       resolution on executive compensation

3.     Ratification of the selection of Ernst &                  Mgmt          For                            For
       Young LLP as the independent registered
       public accounting firm for the year ending
       December 31, 2020




--------------------------------------------------------------------------------------------------------------------------
 CUMULUS MEDIA INC.                                                                          Agenda Number:  935167812
--------------------------------------------------------------------------------------------------------------------------
        Security:  231082801
    Meeting Type:  Annual
    Meeting Date:  30-Apr-2020
          Ticker:  CMLS
            ISIN:  US2310828015
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

1.     DIRECTOR
       Mary G. Berner                                            Mgmt          For                            For
       David M. Baum                                             Mgmt          For                            For
       Matthew C. Blank                                          Mgmt          For                            For
       Thomas H. Castro                                          Mgmt          For                            For
       Joan Hogan Gillman                                        Mgmt          For                            For
       Andrew W. Hobson                                          Mgmt          For                            For
       Brian G. Kushner                                          Mgmt          For                            For

2.     Proposal to approve, on an advisory basis,                Mgmt          For                            For
       the compensation paid to the Company's
       named executive officers.

3.     Proposal to ratify the appointment of                     Mgmt          For                            For
       PricewaterhouseCoopers LLP as the Company's
       independent registered public accounting
       firm for 2020.

4.     Proposal to approve the Company's 2020                    Mgmt          Against                        Against
       Equity and Incentive Compensation Plan.




--------------------------------------------------------------------------------------------------------------------------
 IHEARTMEDIA, INC.                                                                           Agenda Number:  935204684
--------------------------------------------------------------------------------------------------------------------------
        Security:  45174J509
    Meeting Type:  Annual
    Meeting Date:  15-Jun-2020
          Ticker:  IHRT
            ISIN:  US45174J5092
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

1.     DIRECTOR
       Gary Barber                                               Mgmt          For                            For
       Brad Gerstner                                             Mgmt          For                            For

2.     The ratification of the appointment of                    Mgmt          For                            For
       Ernst & Young LLP as our independent
       registered public accounting firm for the
       fiscal year ending December 31, 2020.

3.     The approval, on an advisory (non-binding)                Mgmt          For                            For
       basis, of the compensation of our named
       executive officers.



* Management position unknown


SIGNATURES

Pursuant to the requirements of the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)         Eaton Vance Variable Trust
By (Signature)       /s/ Payson F. Swaffield
Name                 Payson F. Swaffield
Title                President
Date                 08/28/2020